SHARE CAPITAL (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 29, 2023	Oct. 25, 2023	Jun. 28, 2023	Jun. 26, 2023	Jun. 16, 2023	Jun. 06, 2023	Jun. 02, 2023	May 23, 2023	May 22, 2023	Oct. 25, 2022	Oct. 21, 2022	Oct. 03, 2022	Oct. 03, 2022	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Jun. 29, 2023	Feb. 13, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding																14,398,964	11,707,317		7,890,628
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 0.0001
Warrant, Exercise Price, Increase												$ 0.0001
Fair Value Adjustment of Warrants					$ 68,000			$ 58,000	$ 72,000	$ 46,000				$ 138,000			$ 1,230
Class of Warrant or Right, Outstanding																						240,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value																	277,000		$ 185,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value																	$ 102,000		$ 185,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Option, Nonvested, Weighted Average Exercise Price																	$ 1.40		$ 4.5
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																	$ 1,918,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																	2 years 4 months 24 days
Proceeds from Stock Options Exercised		$ 2,730,000
[custom:AgentFeesAndOtherOfferingExpenses]		$ 333,000
[custom:AnnualBonus]	$ 99
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share	$ 1.25														$ 1.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross															79,567
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage															25.00%
Chief Executive Officer Executives And Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share	1.2684														$ 1.2684
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross															130,000
Chief Executive Officer And Other Executives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share	1.25														$ 1.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross															132,500
Chief Executive Officer Employees And Advisors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share	$ 1.2684														$ 1.2684
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross															195,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period															3 years
Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date			Oct. 25, 2027
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 2.20
Preferred Investment Option Exercise Inducement Offers Letter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		1,022,495					350,878
Shares Issued, Price Per Share					$ 3.19		$ 2.075														$ 1.62
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price											$ 2.20
H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 6.11	$ 6.11
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													51,125	51,125
Professional Fees													$ 565,000
Deferred Offering Costs													$ 111,000	$ 111,000
Warrants and Rights Outstanding, Term													5 years	5 years
H.C. Wainwright & Co. LLC [Member] | Preferred Investment Option Exercise Inducement Offers Letter [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		84,284
Shares Issued, Price Per Share		$ 2.025
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												1,022,495
Shares Issued, Price Per Share												$ 4.64
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												1,022,495
Shares Issued, Price Per Share												$ 4.64
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																1,685,682 [1]	3,816,689	[2]	782,495	[3]
Common Stock [Member] | Mr. Harel Gadot [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																			260,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																			3 years
Common Stock [Member] | Mr. Harel Gadot [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 3.73
Common Stock [Member] | Mr. Harel Gadot [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																			$ 6.48
Common Stock [Member] | Employees Consultants and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	631,308		270,822
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																	3 years		3 years
Common Stock [Member] | Employees Consultants and Directors [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 1.16		$ 3.73
Common Stock [Member] | Employees Consultants and Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 3.48		$ 6.48
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																	80,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 2.43
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																			3 years
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						385,246
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues								35,088
Shares Issued, Price Per Share								$ 2.6719
Deferred Offering Costs					$ 281,000			$ 227,000	345,000	222,000
Proceeds from Issuance of Private Placement					$ 2,030,000			$ 1,500,000	$ 2,661,000	$ 1,442,000
Common Stock [Member] | Series D Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues				312,309	312,309				60,476	32,778
Shares Issued, Price Per Share				$ 3.19	$ 3.19				$ 2.1999
Common Stock [Member] | Series C Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues							350,878	350,878
Shares Issued, Price Per Share							$ 2.075	$ 2.075
Common Stock [Member] | Series A Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues											1,022,495						1,022,495
Shares Issued, Price Per Share											$ 2.20						$ 4.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																	Oct. 25, 2027
Common Stock [Member] | Series B Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																	1,022,495
Shares Issued, Price Per Share																	$ 4.64
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date																	Oct. 25, 2024
Common Stock [Member] | Existing Preferred Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		1,685,682
Shares Issued, Price Per Share		$ 1.62
Common Stock [Member] | Inducement Investment Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues		1,685,682
Shares Issued, Price Per Share		$ 1.50
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												782,495
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 4.89
Purchase Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 4.8899
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												240,000
Proceeds from Issuance of Warrants												$ 5,000,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					624,618			701,756	975,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									234,500
Shares Issued, Price Per Share					$ 3.25			$ 2.1375	$ 2.20	$ 2.75							$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										655,569
Shares Issued, Price Per Share										$ 2.20
Securities Purchase Agreement [Member] | Common Stock [Member] | H.C. Wainwright & Co. LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					31,231
Shares Issued, Price Per Share					$ 4.0625
Securities Purchase Agreement [Member] | Common Stock [Member] | Wainwright [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share									$ 2.75
Litigation Settlement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																1,005,965

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $
[3]	Net of issuance costs in the amount of $